ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative)		3 Months Ended	6 Months Ended	12 Months Ended
	May 19, 2025 $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Jun. 30, 2026	Jun. 30, 2026 Integer	Jan. 14, 2026 Integer	Dec. 31, 2025	Dec. 31, 2025 Integer	May 18, 2025 $ / shares	Feb. 06, 2025 Integer	Dec. 31, 2024 Integer
Number of limited liability companies					2				2
Stockholder's equity reverse stock split	1-for-10
Common stock, par value | $ / shares	$ 0.10
Long term debt | $		$ 19,276,998 [1]	$ 19,276,998 [1]	$ 29,973,191
Number of reportable segments			3	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of real estate properties						1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Homebuilder [Member]
Concentration risk, percentage		15.82%	16.49%
Rental Income [Member] | Customer Concentration Risk [Member]
Number of tenants									1
Rental Income [Member] | Customer Concentration Risk [Member] | One Tenant [Member]
Concentration risk, percentage				6.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of home builders									1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Homebuilder [Member]
Concentration risk, percentage				15.90%
COLOMBIA
Number of real estate properties						3			3
NORTH DAKOTA
Number of real estate properties						3			4
CALIFORNIA
Number of real estate properties						1			1
TEXAS
Number of real estate properties						1			1
MARYLAND
Number of real estate properties						1			1
Mortgage Notes [Member]
Long-term debt maturity remainder of fiscal year | $		$ 19,300,000	$ 19,300,000
Long term debt | $		2,600,000	$ 2,600,000	$ 30,000,000.0
Series A Common Stock [Member]
Common stock, par value | $ / shares	$ 0.01									$ 0.10
Model Home Properties [Member]
Number of limited liability companies									1
Number of limited partnerships in which company is sole general partner			2	5
Number of real estate properties									80
Commercial Property [Member]
Number of real estate properties, fee simple									10
Number of limited partnerships in which company is sole general partner				5
Number of real estate properties						8	1		10		2
Commercial Property [Member] | Partially Owned Properties [Member]
Number of real estate properties, fee simple						2			2
Number of real estate properties									2
Model Home Properties [Member]
Number of real estate properties					71	71		80	80			78
Model Home Properties [Member] | One Homebuilder [Member]
Number of real estate properties					49			56
Model Home Properties [Member] | Mortgage Notes [Member]
Long-term debt maturity remainder of fiscal year | $		2,700,000	$ 2,700,000
Long term debt | $		$ 2,200,000	$ 2,200,000	$ 4,500,000
Home Builder [Member]
Number of limited partnerships in which company is sole general partner				6

[1]	The Shea Center II non-recourse loan totaling $16,353,296 was due in January 2026 and is included in the 2026 total for Commercial Properties Notes Payable listed above.